ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN MID CAP FUND
CHAMPLAIN MID CAP FUND
INVESTMENT OBJECTIVE
The Champlain Mid Cap Fund (the “Fund”) seeks capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses - ADVISOR AND INSTITUTIONAL CLASS SHARES - CHAMPLAIN MID CAP FUND		ADVISOR SHARES	INSTITUTIONAL SHARES
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.23%	0.23%
Total Annual Fund Operating Expenses	[1]	1.28%	1.03%
[1]	Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% and 1.05% of the Fund's average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until November 30, 2016. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2016.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - ADVISOR AND INSTITUTIONAL CLASS SHARES - CHAMPLAIN MID CAP FUND - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
ADVISOR SHARES	130	406	702	1,545
INSTITUTIONAL SHARES	105	328	569	1,259

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium-sized companies. For purposes of this policy, a medium-sized company is defined as having a market capitalization of less than $15 billion at the time of initial purchase. The Fund seeks capital appreciation by investing mainly in common stocks of medium-sized companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which includes an effort to understand a company’s intrinsic or fair value, the Adviser expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company-specific risk by limiting position sizes to 5% of the Fund’s total assets at market value, at the time of purchase. The Adviser will sell a security when it reaches the Adviser’s estimate of its fair value or when information about a security invalidates the Adviser’s basis for making the investment. The Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser’s sector weight rules. The Fund is broadly diversified and the Adviser seeks to create value primarily through favorable stock selection.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MID-CAPITALIZATION COMPANY RISK-- The Fund is also subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The medium-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund’s Advisor Shares’ performance from year to year and by showing how the Fund’s Advisor Shares’ average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.cipvt.com or by calling 1.866.773.3238.

BEST QUARTER	WORST QUARTER
16.34%	(16.83%)
(06/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund’s Advisor Shares’ performance from 1/1/15 to 9/30/15 was (3.94)%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12/31/14

This table compares the Fund’s average annual total returns for the periods ended December 31, 2014 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Advisor Shares. After-tax returns for Institutional Shares will vary.

Average Annual Total Returns - ADVISOR AND INSTITUTIONAL CLASS SHARES - CHAMPLAIN MID CAP FUND	Label	1 YEAR	5 YEARS	SINCE INCEPTION
ADVISOR SHARES	FUND RETURNS BEFORE TAXES	7.69%	15.20%	11.15%	[1]
ADVISOR SHARES | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	4.75%	13.41%	9.71%
ADVISOR SHARES | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	6.02%	11.89%	8.67%
INSTITUTIONAL SHARES	FUND RETURNS BEFORE TAXES	7.98%		14.05%	[2]
RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	13.22%	17.19%	10.97%	[3]
[1]	Advisor Shares of the Fund were offered beginning June 30, 2008.
[2]	Institutional Shares of the Fund were offered beginning January 3, 2011.
[3]	Index comparison begins June 30, 2008.